Business Combinations (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)		Jun. 30, 2014 Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Printdeal B.V. [Member] EUR (€)	Apr. 01, 2014 Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2014 Pixartprinting S.p.A [Member] EUR (€)	Jun. 30, 2013 Pixartprinting S.p.A [Member] USD ($)	Apr. 03, 2014 Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2012 Albumprinter Holding B.V. [Member] USD ($)	Jun. 30, 2012 Albumprinter Holding B.V. [Member] EUR (€)	Oct. 31, 2011 Albumprinter Holding B.V. [Member] USD ($)	Jun. 30, 2012 Webs, Inc. [Member] USD ($)	Jun. 30, 2014 Trade Names [Member] Printdeal B.V. [Member]	Apr. 01, 2014 Trade Names [Member] Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Trade Names [Member] Pixartprinting S.p.A [Member]	Apr. 03, 2014 Trade Names [Member] Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2014 Developed Technology Rights [Member] Printdeal B.V. [Member]	Apr. 01, 2014 Developed Technology Rights [Member] Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Developed Technology Rights [Member] Pixartprinting S.p.A [Member]	Apr. 03, 2014 Developed Technology Rights [Member] Pixartprinting S.p.A [Member] USD ($)	Jun. 30, 2014 Customer Relationships [Member] Printdeal B.V. [Member]	Apr. 01, 2014 Customer Relationships [Member] Printdeal B.V. [Member] USD ($)	Jun. 30, 2014 Customer Relationships [Member] Pixartprinting S.p.A [Member]	Apr. 03, 2014 Customer Relationships [Member] Pixartprinting S.p.A [Member] USD ($)
Business Acquisition [Line Items]
Business Acquisition, Cash Paid					$ 28,300	€ 20,545		$ 175,896	€ 127,850			$ 85,019	€ 60,000		$ 101,258
Goodwill	317,187	140,893	140,429	[1]			20,605				154,282	47,391			93,498
Noncurrent Assets							5,382				20,582
Cash and Equivalents							1,126				6,913
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles																	6,061		16,372		3,857		8,943		14,050		42,375
Identifiable intangible assets, useful life (in years)	3 years	2 years														8 years		10 years		8 years		3 years		3 years		6 years
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue	1,383,921									1,231,160
Proforma income from operations								96,615		45,715
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other							(5,325)				(17,681)
Deferred Tax Liabilities							(6,436)				(20,640)	7,423
Other long-term liabilities							(561)				(9,943)
Total purchase price					42,862			201,076
Business Combination, Consideration Transferred, Other					5,509	4,000		20,227
Business Combination, Contingent Consideration, Liability	$ 16,072				$ 9,796		$ 9,053	$ 6,276			$ 4,953			$ 583

[1]	Our segment reporting has been revised as of July 1, 2014 and, as such, we have re-allocated our goodwill by segment for the historical periods presented. See Note 17 for additional details